DLA Piper LLP (US) 2000 University Avenue East Palo Alto, California 94303 www.dlapiper.com Diane Holt Frankle Diane.frankle@dlapiper.com T 650.833.2026 F 650.687.1168

July 21, 2010

Mr. Max A. Webb

Assistant Director

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, D.C. 20549

Re:	Rubio’s Restaurants, Inc.
Amended Preliminary Proxy on Schedule 14A
Filed July 13, 2010
File No. 000-26125

Amendment No. 1 to Schedule 13E-3
Filed June 29, 2010
File No. 005-57387

Dear Mr. Webb:

This letter responds to the letter of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), dated July 19, 2010, to Daniel E. Pittard, President and Chief Executive Officer of Rubio’s Restaurants, Inc. (the “Company”) regarding the Amended Preliminary Proxy Statement on Schedule 14A, File No. 000-26125 (the “Preliminary Proxy Statement”), filed by the Company on July 13, 2010 and the Amendment No. 1 to Schedule 13E-3, File No. 005-5787, filed by Company, Mill Road Capital, L.P., MRRC Hold Co., MRRC Merger Co., Daniel Pittard and Ralph Rubio (collectively, the “Filing Parties”) on June 29, 2010 (the “Schedule 13E-3”).

This letter sets forth the comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following the comment, sets forth the Company’s response.

Schedule 14-A

Background of the Merger, page 14

1.

We note the response to prior comment 1 and we have reviewed the supplemental materials provided under the cover of a separate letter dated July 12, 2010. We note that the supplemental materials dated January 25 and January 28, 2010 contain slides providing (1) a “comparable restaurant analysis,” (2) statistics regarding selected restaurant “M&A” transactions, (3) a line graph illustration of Rubio’s stock price change

Mr. Max A. Webb

Assistant Director

July 21, 2010

Page Two

relative to comparable companies, (4) a summary of the five bids still outstanding as of January 28, 2010, including that of Mill Road Capital and (5) a description of the interests and concerns of potential acquirers. We also note that some of this information appears in several of the reports previously filed as exhibits to the Schedule 13E-3 filed on June 29, 2010. All of this information appears relevant to the consideration ultimately offered to shareholders by Mill Road Capital, and therefore appears materially related to the Rule 13e-3 transaction. Please file the materials dated January 25 and January 28, 2010 as exhibits to the Schedule 13E-3 and summarize them in the disclosure document.

Response

In response to this comment, we have filed the January 25, 2010 and January 28, 2010 materials as exhibits to Amendment No. 2 to the Schedule 13E-3. Please see the Exhibits (c)(5) and (c)(6) to the Amendment No. 2 to the Schedule 13E-3. We previously summarized these materials on page 26 of the Proxy Statement.

2.	We refer you to your counsel’s June 29 response to comment 8 of our June 24 comment letter. Your counsel indicated that the analyses of Cowen presented at Board meetings on October 22, 2009, November 20, 2009 and March 29, 2010, and a special committee meeting on November 9, 2009, respectively, were each prior versions of the respective analyses set forth in the Cowen presentation dated May 8, 2010 which are described in the proxy statement. Please confirm in your response letter that there were no material differences between these five presentations. If there are material differences, please disclose such differences and file such written materials as exhibits to the Schedule 13E-3.

Response

On behalf of the Company, we note that there was no additional presentation on November 20, 2009, and that as we had previously advised the Staff, the November 9, 2009 presentation to the Special Committee was provided again in identical form to the Board on November 20, 2009. Each of the four presentations (October 22, 2009, November 20, 2009, March 29, 2010 and May 8, 2010) has been filed as an exhibit to Amendment No. 1 to the Schedule 13E-3. We confirm that there are no material differences in the valuation analyses in these four presentations; each is substantially similar except that analyses on each successive later date were based on updated information, including stock prices, available on such date.

Mr. Max A. Webb

Assistant Director

July 21, 2010

Page Three

On behalf of the Filing Persons, each Filing Person acknowledges that:

•	the Filing Person is responsible for the adequacy and accuracy of its, his or her respective disclosures in the filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	the Filing Person may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you require any additional information on these issues, or if we can provide you with any other information that will facilitate your continued review of these filings, please advise us at your earliest convenience. You may reach me at (650) 833-2026.

Very truly yours,

DLA Piper LLP (US)

Diane Holt Frankle

Partner

July 21, 2010

Mr. Max A. Webb

Assistant Director

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, D.C. 20549

Re:	Rubio’s Restaurants, Inc.
Definitive Proxy Statement on Schedule 14A
Filed July 21, 2010
File No. 000-26125

Amendment No. 2 to Schedule 13E-3
Filed July 21, 2010
File No. 005-57387

Dear Mr. Webb:

Reference is made to the Definitive Proxy Statement on Schedule 14A, File No. 000-26125, filed by Rubio’s Restaurants, Inc. (the “Company”) on July 21, 2010 and Amendment No. 2 to Schedule 13E-3, File No. 005-5787, filed by Company, Mill Road Capital, L.P., MRRC Hold Co., MRRC Merger Co., Daniel Pittard and Ralph Rubio (collectively, the “Filing Persons”) on July 21, 2010 (collectively, the “Filings”).

Each Filing Person acknowledges that:

•	the Filing Person is responsible for the adequacy and accuracy of its, his or her respective disclosures in the Filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Filings; and

•	the Filing Person may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

RUBIO’S RESTAURANTS, INC.

By:	/S/ DANIEL E. PITTARD
Name:	Daniel E. Pittard
Title:	President and Chief Executive Officer

MILL ROAD CAPITAL, L.P.

By:	Mill Road Capital GP LLC, its General Partner

By:	/S/ SCOTT P. SCHARFMAN
Name:	Scott P. Scharfman
Title:	Management Committee Director

MRRC HOLD CO.

By:	/S/ SCOTT P. SCHARFMAN
Name:	Scott P. Scharfman
Title:	President and Chief Executive Officer

MRRC MERGER CO.

By:	/S/ SCOTT P. SCHARFMAN
Name:	Scott P. Scharfman
Title:	President and Chief Executive Officer

/S/ DANIEL E. PITTARD
Daniel E. Pittard

/S/ RALPH RUBIO
Ralph Rubio